CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
Statement of cash flows [abstract]
CASH FLOW INFORMATION
20.	CASH FLOW INFORMATION

	Cash and cash equivalents		December 31,
		2017	2016
	Cash	447	408
	Short-term investments (original maturity of three months or less)	19	4
		466	412

Net changes in non-cash operating working capital	2017	2016
Accounts receivable	(175)	(177)
Inventories	(151)	230
Prepaid expenses and deposits	(156)	(137)
Accounts payable	467	556
	(15)	472